CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 8,833		$ 12,239
Accounts receivable	89,235		49,433
Prepaid expenses and deposits	4,564		2,751
Risk management contracts	19,293		289
Total current assets	121,925		64,712
Property, plant and equipment	1,644,199		1,408,839
Total assets	1,766,124		1,473,551
Current liabilities
Accounts payable	135,547		116,866
Current portion of lease obligations	1,180		1,030
Risk management contracts	7,286		23,344
Total current liabilities	144,013		141,240
Bank debt	179,800		106,300
Term debt	78,932		134,747
Non-current portion of lease obligations	3,945		3,927
Risk management contracts	0		3,050
Warrant liability	21,971		11,360
Decommissioning obligations	23,115		29,569
Deferred tax liabilities	31,720		0
Total liabilities	483,496		430,193
SHAREHOLDERS' EQUITY
Common share capital	585,732		584,275
Preference shares, $0.0001 par value; 5,000,000 shares authorized;none issued and outstanding as of December 31, 2022 and 2021	606,131		606,131
Additional Paid in Capital	96,417		83,704
Deficit	(5,652)		(230,752)
Total shareholders' equity	1,282,628		1,043,358
Total liabilities and shareholders' equity	1,766,124		$ 1,473,551
Hammerhead Energy Inc. [Member]
Current assets
Accounts receivable	10
Total assets	10
SHAREHOLDERS' EQUITY
Common share capital	10
Total shareholders' equity	10
Total liabilities and shareholders' equity	10
Decarbonization Plus Acquisition Corporation IV [Member]
Current assets
Cash		$ 0		$ 55,752
Prepaid expenses and deposits		362,579		678,673
Total current assets		362,579		734,425
Marketable securities held in Trust Account		324,102,812		319,421,010
Prepaid insurance, long-term portion		0		362,580
Total assets		324,465,391		320,518,015
Current liabilities
Accounts payable		10,547,507		59,454
Due to related party		3,773,579		283,657
Accrued expenses		6,330,611		5,729,184
Total current liabilities		20,651,697		6,072,295
Deferred underwriting fees payable		11,068,750		11,068,750
Warrant liability		15,988,000		27,361,759
Total liabilities		47,708,447		44,502,804
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preference shares, $0.0001 par value; 5,000,000 shares authorized;none issued and outstanding as of December 31, 2022 and 2021		0		0
Additional Paid in Capital		0		0
Deficit		(47,246,659)		(43,398,080)
Total shareholders' equity		(47,245,868)		(43,397,289)
Total liabilities and shareholders' equity		324,465,391		320,518,015
Decarbonization Plus Acquisition Corporation IV [Member] | Class A Ordinary Shares [Member]
Current liabilities
Class A ordinary shares subject to possible redemption,31,625,000 shares at $10.25 and $10.10 per share redemption value as of December 31, 2022 and 2021, respectively		324,002,812		319,412,500
SHAREHOLDERS' EQUITY
Common share capital		0		0
Decarbonization Plus Acquisition Corporation IV [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Common share capital		791		791
Total shareholders' equity		$ 791		$ 791